Segment Reporting - Summary of Operating Results Segment Wise (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of operating segments [line items]
Revenues	€ 1,292,402	€ 1,014,733	€ 1,321,327
Depreciation and amortization	(154,675)	(166,205)	(168,210)
Adjusted EBIT	149,115	20,013	107,274
Donations related to the COVID-19 pandemic		(4,482)
Costs related to the Business Combination	(205,059)
Costs related to lease agreements	(15,512)	(3,000)
Severance indemnities and provision for severance expenses	(8,996)	(12,308)	(9,777)
Impairment of property, plant and equipment and right-of-use assets	(8,692)	(19,725)	(8,858)
Other adjustments	(4,884)
Impairment on held for sale assets		(3,053)
Financial income	45,889	34,352	22,061
Financial expenses	(43,823)	(48,072)	(37,492)
Foreign exchange gains/(losses)	(7,791)	13,455	(2,441)
Result from investments accounted for using the equity method	2,794	(4,205)	(1,534)
Impairments of investments accounted for using the equity method		(4,532)
Profit (Loss) before taxes	(96,959)	(31,557)	69,233
From Third Parties [Member]
Disclosure of operating segments [line items]
Revenues	1,292,402	1,014,733	1,321,327
Inter Segment Revenue [Member]
Disclosure of operating segments [line items]
Revenues		0
Depreciation and amortization	0
Adjusted EBIT		0	0
Operating segments [member]
Disclosure of operating segments [line items]
Revenues		1,014,733
Operating segments [member] | Zegna [Member]
Disclosure of operating segments [line items]
Revenues	1,035,175	843,318	1,165,911
Depreciation and amortization	(137,502)	(153,962)	(160,381)
Adjusted EBIT	111,018	(8,981)	91,385
Operating segments [member] | Zegna [Member] | From Third Parties [Member]
Disclosure of operating segments [line items]
Revenues	1,029,005	835,244	1,160,731
Operating segments [member] | Zegna [Member] | Inter Segment Revenue [Member]
Disclosure of operating segments [line items]
Revenues	6,170	8,074	5,180
Operating segments [member] | Thom Browne [Member]
Disclosure of operating segments [line items]
Revenues	264,066	179,794	161,200
Depreciation and amortization	(17,173)	(12,243)	(7,829)
Adjusted EBIT	38,097	28,994	15,889
Operating segments [member] | Thom Browne [Member] | From Third Parties [Member]
Disclosure of operating segments [line items]
Revenues	263,397	179,489	160,596
Operating segments [member] | Thom Browne [Member] | Inter Segment Revenue [Member]
Disclosure of operating segments [line items]
Revenues	669	305	604
Elimination of intersegment amounts [member]
Disclosure of operating segments [line items]
Revenues	(6,839)	(8,379)	(5,784)
Elimination of intersegment amounts [member] | Inter Segment Revenue [Member]
Disclosure of operating segments [line items]
Revenues	€ (6,839)	€ (8,379)	€ (5,784)